Components of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Income Before Income Tax [Line Items]
Domestic	$ 55,996	$ 24,662	$ (105,606)
Foreign	3,449	49,351	208,326
Income before income taxes	$ 59,445	$ 74,013	$ 102,720